Note 14 - Subsequent Events: Schedule of subsequent note conversions (Details)	3 Months Ended
Mar. 31, 2017 USD ($) shares
Principal
Amount Converted | $	$ 401,753
Common Stock
Shares Issued | shares	661,179,348
01-03-2017 | EMA Financial Llc | Principal
Amount Converted | $	$ 17,400
01-03-2017 | Common Stock | EMA Financial Llc
Shares Issued | shares	17,400,000
01-04-2017 | EMA Financial Llc | Principal
Amount Converted | $	$ 19,200
01-04-2017 | Common Stock | EMA Financial Llc
Shares Issued | shares	19,200,000
01-05-2017 | Adar Bays Llc | Principal
Amount Converted | $	$ 14,444
01-05-2017 | Black Forest Capital Llc | Principal
Amount Converted | $	$ 7,750
01-05-2017 | Common Stock | Adar Bays Llc
Shares Issued | shares	18,637,742
01-05-2017 | Common Stock | Black Forest Capital Llc
Shares Issued | shares	10,000,000
01-06-2017 | EMA Financial Llc | Principal
Amount Converted | $	$ 21,704
01-06-2017 | Common Stock | EMA Financial Llc
Shares Issued | shares	21,704,000
01-11-2017 | Black Forest Capital Llc | Principal
Amount Converted | $	$ 11,625
01-11-2017 | Common Stock | Black Forest Capital Llc
Shares Issued | shares	15,000,000
01-13-2017 | EMA Financial Llc | Principal
Amount Converted | $	$ 24,556
01-13-2017 | Black Forest Capital Llc | Principal
Amount Converted | $	15,500
01-13-2017 | Microcap Equity Group Llc | Principal
Amount Converted | $	$ 17,138
01-13-2017 | Common Stock | EMA Financial Llc
Shares Issued | shares	24,556,110
01-13-2017 | Common Stock | Black Forest Capital Llc
Shares Issued | shares	20,000,000
01-13-2017 | Common Stock | Microcap Equity Group Llc
Shares Issued | shares	22,851,306
01-17-2017 | Black Forest Capital Llc | Principal
Amount Converted | $	$ 17,050
01-17-2017 | Microcap Equity Group Llc | Principal
Amount Converted | $	9,861
01-17-2017 | Tangiers Investment Group Llc | Principal
Amount Converted | $	$ 15,044
01-17-2017 | Common Stock | Black Forest Capital Llc
Shares Issued | shares	22,000,000
01-17-2017 | Common Stock | Microcap Equity Group Llc
Shares Issued | shares	13,148,693
01-17-2017 | Common Stock | Tangiers Investment Group Llc
Shares Issued | shares	21,569,061
01-18-2017 | Black Forest Capital Llc | Principal
Amount Converted | $	$ 17,437
01-18-2017 | Kodiak Capital | Principal
Amount Converted | $	$ 20,800
01-18-2017 | Common Stock | Black Forest Capital Llc
Shares Issued | shares	22,500,000
01-18-2017 | Common Stock | Kodiak Capital
Shares Issued | shares	52,000,000
01-19-2017 | Black Forest Capital Llc | Principal
Amount Converted | $	$ 9,253
01-19-2017 | Kodiak Capital | Principal
Amount Converted | $	$ 26,000
01-19-2017 | Common Stock | Black Forest Capital Llc
Shares Issued | shares	11,939,846
01-19-2017 | Common Stock | Kodiak Capital
Shares Issued | shares	65,000,000
01-20-2017 | Auctus Fund Llc | Principal
Amount Converted | $	$ 20,311
01-20-2017 | Colonial Stock Transfer | Principal
Amount Converted | $	$ 8,970
01-20-2017 | Common Stock | Auctus Fund Llc
Shares Issued | shares	32,760,000
01-20-2017 | Common Stock | Colonial Stock Transfer
Shares Issued | shares	13,289,051
01-24-2017 | Kodiak Capital | Principal
Amount Converted | $	$ 30,800
01-24-2017 | Common Stock | Kodiak Capital
Shares Issued | shares	77,000,000
01-30-2017 | Auctus Fund Llc | Principal
Amount Converted | $	$ 17,080
01-30-2017 | Common Stock | Auctus Fund Llc
Shares Issued | shares	42,700,000
02-13-2017 | Kodiak Capital | Principal
Amount Converted | $	$ 9,886
02-13-2017 | Common Stock | Kodiak Capital
Shares Issued | shares	24,716,275
02-14-2017 | Kodiak Capital | Principal
Amount Converted | $	$ 19,200
02-14-2017 | Common Stock | Kodiak Capital
Shares Issued | shares	48,000,000
02-15-2017 | Auctus Fund Llc | Principal
Amount Converted | $	$ 30,741
02-15-2017 | Common Stock | Auctus Fund Llc
Shares Issued | shares	45,207,264
04-25-2017 | Microcap Equity Group Llc | Subsequent Event | Principal
Amount Converted | $	$ 7,845
04-25-2017 | Common Stock | Microcap Equity Group Llc | Subsequent Event
Shares Issued | shares	5,410,489
05-04-2017 | Black Forest Capital Llc | Subsequent Event | Principal
Amount Converted | $	$ 15,000
05-04-2017 | Common Stock | Black Forest Capital Llc | Subsequent Event
Shares Issued | shares	10,344,828
05-10-2017 | Black Forest Capital Llc | Subsequent Event | Principal
Amount Converted | $	$ 12,500
05-10-2017 | Common Stock | Black Forest Capital Llc | Subsequent Event
Shares Issued | shares	16,666,667